PGIM ETF Trust

655 Broad Street

Newark, New Jersey 07102

March 8, 2024

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: PGIM ETF Trust Form N-1A

Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933; Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940

Securities Act Registration No. 333-222469

Investment Company Act No. 811-23324

Dear Sir or Madam:

On behalf of PGIM Municipal Income Opportunities ETF and PGIM Ultra Short Municipal Bond ETF (collectively the "Funds"), each a new series of PGIM ETF Trust (the "Trust"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), transmitted herewith for filing is Post- Effective Amendment No. 36 to the Registration Statement under the 1933 Act; Amendment No. 37 to the Registration Statement under the 1940 Act (the "Amendment").

This filing is being made pursuant to Rule 485(a)(2) under the 1933 Act in order to add each Fund as a new series of the Trust.

The Funds intend to file a subsequent post-effective amendment on or about May 22, 2024, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non- material information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the "Staff") regarding the Amendment filed herewith.

Certain disclosure in the Funds' registration statement is substantially similar to the existing series of the Trust. For example, the disclosure is substantially similar to the PGIM Short Duration High Yield ETF another series of the Trust for which a Rule 485(a) filing was recently made, was reviewed by the Staff and went effective. More specifically, the disclosures in the sections of the Funds' Prospectus entitled "Fund Summary – Buying and Selling Fund Shares," "Fund Summary – Tax Information," "Fund Summary – Payments to Broker-Dealers and Other Financial Intermediaries," "How the Fund is Managed – Board of Trustees," "How the Fund is Managed – Manager," "How the Fund is Managed – Distributor," "How the Fund is Managed – Disclosure of Portfolio Holdings," "Fund Distributions and Tax Issues," "How to Buy and Sell Shares," and "Financial Highlights" and the sections of the Funds' statement of additional information ("SAI") entitled "Introduction," "Glossary," "Exchange Listing and Trading," "Investment Restrictions," "Information about Board Members and Officers," "Other Service Providers," "Portfolio Transactions & Brokerage," "Additional Information," "Principal Shareholders and Control Persons," "Financial Statements," and all of Part II of the Funds' SAIs are substantially similar to those sections in the Prospectus and SAI of the PGIM Short Duration High Yield ETF's Post-Effective Amendment No. 33 to the Registration Statement of the Trust that was filed on September 27, 2023 and went effective on December 8, 2023. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments with respect to the Registration Statement may be communicated to Debra Rubano at (862) 302-9412.

Sincerely,

/s/Debra Rubano Debra Rubano

Vice President & Corporate Counsel